Description of Business	9 Months Ended
Sep. 30, 2013
Description of Business

Note 1. Description of Business

Tableau Software, Inc. (the “Company,” “we,” “us” or “our”), a Delaware corporation, and its wholly-owned subsidiaries are headquartered in Seattle, Washington. Our software products put the power of data into the hands of everyday people, allowing a broad population of business users to engage with their data, ask questions, solve problems and create value. Based on innovative core technologies originally developed at Stanford University, our products dramatically reduce the complexity, inflexibility and expense associated with traditional business intelligence applications. We currently make four key products, Tableau Desktop, a self-service, powerful analytics product for anyone with data, Tableau Server, a business intelligence platform for organizations, Tableau Online, a cloud-based hosted version of Tableau Server and Tableau Public, a free cloud-based platform for analyzing and sharing public data.